Other Financial Assets - Schedule of Fair Value and Dividend Income of Significant Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividend income	$ 16	$ 21	$ 14
InterContinental The Willard Washington DC [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	22
InterContinental San Francisco [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	15
Dividend income	1
InterContinental Grand Stanford Hong Kong [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	$ 27